Equity - Movement in foreign currency translation reserve (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	$ (1,885)	$ 2,346	$ (824)
GIS
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	6	205	(1,221)
Admatec-Formatec
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	(170)	85	302
Essemtec and Nano Swiss
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	(1,597)	1,910	114
Other
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	$ (124)	$ 146	$ (19)